1:

<SEQUENCE>1
<FILENAME>a201103_13f-hr.text
5:

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: March 31 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        04/07/2011
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total: $330,641
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
March 31 2011

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

ALEXANDER & BALDWIN INC	    COM 	014482103	   96	   2,100   SH		SOLE	NONE     2,100	0
AMAZON COM INC		    COM		023135106	1,603	   8,900   SH		SOLE	NONE	 8,900	0
AUTONATION INC		    COM 	05329W102      20,840	 589,200   SH		SOLE	NONE   589,200	0
BANK OF AMERICA CORP	    COM		060505104      27,913  2,094,000   SH		SOLE	NONE 2,094,000  0
BANK OF AMERICA CORP	    WTS10/28/18 060505153	1,007	 399,700   SH		SOLE	NONE   399,700 	0
BANKUNITED INC		    COM		06652K103	2,110	  73,500   SH		SOLE	NONE	73,500	0
CHARTER COMMUNICATIONS INC  COM	CL A	16117M305       9,670	 191,000   SH		SOLE	NONE   191,000	0
COHERENT INC		    COM		192479103	2,301	  39,600   SH		SOLE	NONE    39,600	0
COMPUCREDIT HLDGS CORP      COM		20478T107	  369	  56,500   SH		SOLE	NONE	56,500	0
COPART INC		    COM		217204106      21,669	 500,100   SH		SOLE	NONE   500,100	0
CROWN CASTLE INTL CORP	    COM		228227104	2,051	  48,200   SH		SOLE	NONE	48,200	0
EAGLE MATERIALS INC	    COM		26969P108       9,232    305,100   SH		SOLE	NONE   305,100	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	  514	 509,000   SH		SOLE	NONE   509,000	0
ENDURANCE SPECIALTY HLDGS   COM		G30397106	4,206	  86,150   SH		SOLE	NONE	86,150	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  230	  11,400   SH		SOLE	NONE	11,400	0
EQUINIX INC		    COM		29444U502      18,484	 202,900   SH		SOLE	NONE   202,900	0
EXCO RESOURCES INC	    COM		269279402	4,863	 235,400   SH		SOLE	NONE   235,400	0
FELCOR LODGING TR INC       PFD SER A	31430F200       1,797     66,400   SH		SOLE	NONE    66,400  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103      21,955  1,846,547   SH		SOLE	NONE 1,846,547  0
FOSTER WHEELER AG	    COM		H27178104	6,019	 160,000   SH		SOLE	NONE   160,000	0
GAP INC			    COM		364760108      30,831  1,360,600   SH		SOLE	NONE 1,360,600	0
HOVNANIAN ENTERPRISES INC   UNIT	44248W208	  731	  34,500   SH		SOLE	NONE	34,500	0
IRON MOUNTAIN INC	    COM		462846106	8,479	 271,500   SH		SOLE	NONE   271,500	0
ISTAR FINANCIAL INC	    COM		45031U101	4,356	 474,500   SH		SOLE	NONE   474,500	0
PENNEY J C INC        	    COM		708160106      12,008	 334,401   SH		SOLE	NONE   334,401	0
LAMAR ADVERTISING CO	    COM	CL A	512815101       3,897    105,500   SH		SOLE	NONE   105,500  0
PENNSYLVANIA RL ESTATE INVT COM		709102107       5,421    379,900   SH		SOLE	NONE   379,900  0
RAIT FINANCIAL TRUST	    COM		749227104	2,177	 885,000   SH		SOLE	NONE   885,000	0
REIS INC		    COM		75936P105	1,329	 168,500   SH		SOLE	NONE   168,500	0
SAUER-DANFOSS INC	    COM		804137107	  978	  19,200   SH		SOLE	NONE	19,200	0
SCHOLASTIC CORP		    COM		807066105	9,102	 336,600   SH		SOLE	NONE   336,600	0
SEARS HOLDINGS CORPORATION  COM         812350106       1,777 	  21,500   SH           SOLE    NONE    21,500  0
SHUTTERFLY INC		    COM         82568P304      23,682 	 452,300   SH           SOLE    NONE   452,300  0
SL GREEN RLTY CORP	    COM		78440X101      16,183    215,200   SH		SOLE	NONE   215,200  0
TECHTARGET INC		    COM		87874R100	  512	  57,500   SH		SOLE	NONE	57,500	0
TRAVELCENTERS OF AMERICA    COM		894174101	2,218	 293,000   SH		SOLE	NONE   293,000	0
UNION PACIFIC CORP	    COM		907818108      10,983    111,700   SH		SOLE	NONE   111,700  0
UNITED CAPITAL CORP	    COM		909912107       5,875	 207,600   SH		SOLE	NONE   207,600	0



Options


SCHOLASTIC CORP	            COM         807066105       1,352     50,000   SH	CALL	SOLE	NONE    50,000  0
SEARS HOLDINGS CORPORATION  COM         812350106      31,821 	 385,000   SH   CALL    SOLE    NONE   385,000  0







 05120.0001 #201103